UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05848
                                                    -----------

                           The Gabelli Value Fund Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2005
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------

             COMMON STOCKS -- 100.0%
             AEROSPACE -- 0.0%
      1,000  Lockheed Martin Corp. .........  $      61,060
                                              -------------
             AGRICULTURE -- 1.8%
    900,000  Archer-Daniels-Midland Co. ....     22,122,000
     25,000  Mosaic Co.+ ...................        426,500
                                              -------------
                                                 22,548,500
                                              -------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.1%
     38,000  China Yuchai International Ltd.+       320,720
  1,000,000  Dana Corp. ....................     12,790,000
    250,000  Genuine Parts Co. .............     10,872,500
    140,000  Modine Manufacturing Co. ......      4,106,200
    280,000  Navistar International Corp.+ .     10,192,000
                                              -------------
                                                 38,281,420
                                              -------------
             AVIATION: PARTS AND SERVICES -- 1.5%
     20,000  Curtiss-Wright Corp., Cl. B ...      1,128,000
    370,000  Fairchild Corp., Cl. A+ .......      1,147,000
    510,000  GenCorp Inc. ..................     10,200,000
     74,000  Sequa Corp., Cl. A+ ...........      3,836,900
     33,000  Sequa Corp., Cl. B+ ...........      1,732,500
                                              -------------
                                                 18,044,400
                                              -------------
             BROADCASTING -- 2.6%
    190,000  Gray Television Inc. ..........      2,749,300
    705,000  Liberty Corp. .................     28,587,750
     98,000  Young Broadcasting Inc., Cl. A+        846,720
                                              -------------
                                                 32,183,770
                                              -------------
             BUSINESS SERVICES -- 1.1%
    588,000  Cendant Corp. .................     12,077,520
     14,000  ChoicePoint Inc.+ .............        561,540
     30,000  Nashua Corp.+ .................        261,000
     25,000  UNOVA Inc.+ ...................        516,250
                                              -------------
                                                 13,416,310
                                              -------------
             CABLE AND SATELLITE -- 8.1%
    140,000  Adelphia Communications Corp.,
              Cl. A+ .......................         33,600
  2,550,000  Cablevision Systems Corp., Cl. A+   71,527,500
    210,000  Comcast Corp., Cl. A+ .........      7,093,800
    355,000  DIRECTV Group Inc.+ ...........      5,119,100
    130,000  EchoStar Communications Corp.,
              Cl. A ........................      3,802,500
    270,000  Liberty Media International Inc.,
              Cl. A+ .......................     11,809,800
                                              -------------
                                                 99,386,300
                                              -------------
             COMMUNICATIONS EQUIPMENT -- 1.9%
    700,000  Agere Systems Inc., Cl. B+ ....        994,000
    750,000  Corning Inc.+ .................      8,347,500
    900,000  Lucent Technologies Inc.+ .....      2,475,000
    560,000  Motorola Inc. .................      8,383,200
    890,000  Nortel Networks Corp.+ ........      2,429,700
     40,000  Scientific-Atlanta Inc. .......      1,128,800
                                              -------------
                                                 23,758,200
                                              -------------


                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             CONSUMER PRODUCTS -- 3.3%
      5,000  Colgate-Palmolive Co. .........  $     260,850
    200,000  Energizer Holdings Inc.+ ......     11,960,000
     94,000  Gallaher Group plc, ADR .......      5,357,060
        500  Givaudan SA ...................        321,057
    150,000  Hartmarx Corp.+ ...............      1,431,000
     30,000  National Presto Industries Inc.      1,209,000
    190,000  Pactiv Corp.+ .................      4,436,500
    909,000  Swedish Match AB ..............     11,120,013
    200,000  Wolverine World Wide Inc. .....      4,286,000
                                              -------------
                                                 40,381,480
                                              -------------
             CONSUMER SERVICES -- 1.0%
    265,000  IAC/InterActiveCorp+ ..........      5,901,550
    355,500  Rollins Inc. ..................      6,612,300
                                              -------------
                                                 12,513,850
                                              -------------
             DIVERSIFIED INDUSTRIAL -- 4.9%
     50,000  Ampco-Pittsburgh Corp. ........        676,500
    350,000  Cooper Industries Ltd., Cl. A .     25,032,000
    300,000  Crane Co. .....................      8,637,000
     20,000  Griffon Corp.+ ................        428,200
     50,000  Harbor Global Co. Ltd.+ .......        446,250
    460,000  Honeywell International Inc. ..     17,116,600
     60,000  ITT Industries Inc. ...........      5,414,400
    244,000  Katy Industries Inc.+ .........        927,200
    109,200  Lamson & Sessions Co.+ ........      1,086,540
                                              -------------
                                                 59,764,690
                                              -------------
             ELECTRONICS -- 2.3%
    235,000  Texas Instruments Inc. ........      5,990,150
     65,000  Thermo Electron Corp.+ ........      1,643,850
    650,000  Thomas & Betts Corp.+ .........     20,995,000
      5,000  Tyco International Ltd. .......        169,000
                                              -------------
                                                 28,798,000
                                              -------------
             ENERGY AND UTILITIES -- 2.0%
     10,000  Allegheny Energy Inc.+ ........        206,600
    100,000  ConocoPhillips ................     10,784,000
     80,000  Kerr-McGee Corp. ..............      6,266,400
    200,000  Mirant Corp.+ .................         57,000
    280,000  Northeast Utilities ...........      5,395,600
     80,000  Southwest Gas Corp. ...........      1,932,800
                                              -------------
                                                 24,642,400
                                              -------------
             ENTERTAINMENT -- 17.4%
     60,000  Dover Motorsports Inc. ........        303,000
    214,000  GC Companies Inc.+ (a) ........        184,040
  1,500,000  Gemstar-TV Guide International
              Inc.+ ........................      6,525,000
    142,000  Grupo Televisa SA, ADR ........      8,349,600
  4,320,000  Liberty Media Corp., Cl. A+ ...     44,798,400
    440,000  The Walt Disney Co. ...........     12,641,200
  1,405,000  Time Warner Inc.+ .............     24,657,750
  2,620,000  Viacom Inc., Cl. A ............     91,804,800
    800,000  Vivendi Universal SA, ADR+ ....     24,480,000
     40,000  World Wrestling Entertainment Inc.     480,000
                                              -------------
                                                214,223,790
                                              -------------

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS (CONTINUED)
             ENVIRONMENTAL SERVICES -- 2.1%
    260,000  Republic Services Inc. ........  $   8,704,800
    580,000  Waste Management Inc. .........     16,733,000
                                              -------------
                                                 25,437,800
                                              -------------
             EQUIPMENT AND SUPPLIES -- 2.2%
    210,000  CIRCOR International Inc. .....      5,176,500
    320,000  Flowserve Corp.+ ..............      8,278,400
    115,000  Gerber Scientific Inc.+ .......        837,200
    245,000  GrafTech International Ltd.+ ..      1,394,050
    360,000  Watts Water Technologies Inc.,
              Cl. A ........................     11,739,600
                                              -------------
                                                 27,425,750
                                              -------------
             FINANCIAL SERVICES -- 2.7%
    540,300  American Express Co. ..........     27,755,211
     28,000  Deutsche Bank AG, ADR .........      2,413,600
    100,000  Janus Capital Group Inc. ......      1,395,000
    130,000  Phoenix Companies Inc. ........      1,661,400
                                              -------------
                                                 33,225,211
                                              -------------
             FOOD AND BEVERAGE -- 6.0%
    160,000  Corn Products International Inc.     4,158,400
    160,000  Del Monte Foods Co.+ ..........      1,736,000
    220,000  Diageo plc, ADR ...............     12,518,000
    420,000  Flowers Foods Inc. ............     11,848,200
     90,000  Fomento Economico Mexicano SA de
              CV, ADR ......................      4,819,500
     20,000  General Mills Inc. ............        983,000
    240,000  Heinz (H.J.) Co. ..............      8,841,600
      1,000  Hershey Foods Corp. ...........         60,460
    120,000  Kerry Group plc, Cl. A ........      2,890,117
  1,110,000  PepsiAmericas Inc. ............     25,152,600
     14,000  Wrigley (Wm.) Jr. Co. .........        917,980
                                              -------------
                                                 73,925,857
                                              -------------
             HEALTH CARE -- 0.4%
     45,000  IVAX Corp.+ ...................        889,650
    100,000  Sybron Dental Specialties Inc.+      3,590,000
                                              -------------
                                                  4,479,650
                                              -------------
             HOTELS AND GAMING -- 5.6%
    500,000  Aztar Corp.+ ..................     14,280,000
     66,494  Dover Downs Gaming & Entertainment
              Inc. .........................        827,851
    235,000  Gaylord Entertainment Co.+ ....      9,494,000
  4,000,000  Hilton Group plc ..............     22,752,602
    680,000  Hilton Hotels Corp. ...........     15,198,000
     49,000  Kerzner International Ltd.+ ...      3,000,270
        400  Las Vegas Sands Corp.+ ........         18,000
     40,000  MGM Mirage+ ...................      2,832,800
                                              -------------
                                                 68,403,523
                                              -------------
             MACHINERY -- 0.6%
    152,600  CNH Global NV .................      2,867,354
     74,000  Deere & Co. ...................      4,967,620
                                              -------------
                                                  7,834,974
                                              -------------
             MANUFACTURED HOUSING -- 0.5%
    590,000  Champion Enterprises Inc.+ ....      5,546,000
                                              -------------
             METALS AND MINING -- 2.6%
    320,000  Barrick Gold Corp. ............      7,667,200
    124,000  Kinross Gold Corp.+ ...........        744,000
    470,000  Newmont Mining Corp. ..........     19,857,500
    215,000  Placer Dome Inc. ..............      3,487,300
                                              -------------
                                                 31,756,000
                                              -------------


                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             PUBLISHING -- 12.2%
    200,000  Belo Corp., Cl. A .............  $   4,828,000
  1,322,000  Media General Inc., Cl. A .....     81,765,700
     90,000  Meredith Corp. ................      4,207,500
  1,174,000  News Corp., Cl. A .............     19,864,080
    510,000  PRIMEDIA Inc.+ ................      2,218,500
    420,000  Reader's Digest Association Inc.     7,270,200
    330,000  Scripps (E.W.) Co., Cl. A .....     16,087,500
    340,000  Tribune Co. ...................     13,555,800
                                              -------------
                                                149,797,280
                                              -------------
             REAL ESTATE -- 0.3%
    135,000  Griffin Land & Nurseries Inc.+       3,510,000
                                              -------------
             RETAIL -- 3.6%
    160,000  Albertson's Inc. ..............      3,304,000
    495,000  AutoNation Inc.+ ..............      9,375,300
     20,000  Burlington Coat Factory Warehouse
              Corp. ........................        574,000
    130,000  Ingles Markets Inc., Cl. A ....      1,731,600
    254,000  Neiman Marcus Group Inc., Cl. B     22,923,500
    325,000  Safeway Inc.+ .................      6,022,250
                                              -------------
                                                 43,930,650
                                              -------------
             SPECIALTY CHEMICALS -- 1.2%
    205,000  Ferro Corp. ...................      3,858,100
    700,000  Hercules Inc.+ ................     10,143,000
     45,000  Sensient Technologies Corp. ...        970,200
                                              -------------
                                                 14,971,300
                                              -------------
             TELECOMMUNICATIONS -- 6.0%
     80,000  AT&T Corp. ....................      1,500,000
     15,000  CenturyTel Inc. ...............        492,600
  1,070,000  Cincinnati Bell Inc.+ .........      4,547,500
    186,200  Commonwealth Telephone Enterprises
              Inc.+ ........................      8,777,467
  2,000,000  Qwest Communications International
              Inc.+ ........................      7,400,000
    540,000  Rogers Communications Inc., Cl. B   14,709,600
  1,600,000  Sprint Corp. ..................     36,400,000
                                              -------------
                                                 73,827,167
                                              -------------
             TRANSPORTATION -- 0.0%
    100,000  Grupo TMM SA, Cl. A, ADR+ .....        306,000
                                              -------------
             WIRELESS COMMUNICATIONS -- 3.0%
    450,000  Telephone and Data Systems Inc.     36,720,000
                                              -------------
             TOTAL COMMON STOCKS ...........  1,229,101,332
                                              -------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $808,685,337) .......... $1,229,101,332
                                              -------------
                                              -------------
------------------
              For Federal tax purposes:
              Aggregate cost ...............  $ 808,685,337
                                              -------------
                                              -------------
              Gross unrealized appreciation   $ 446,027,654
              Gross unrealized depreciation     (25,611,659)
                                              -------------
              Net unrealized appreciation
              (depreciation) ...............  $ 420,415,995
                                              -------------
                                              -------------
------------------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2005, the market value of fair valued securities amounted to $184,040 or 0.02% of total investments.
 +    Non-income producing security.
ADR - American Depository Receipt.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Value Fund Inc.
            -----------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 25, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer

Date     May 25, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.